15. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Loss before tax

Loss before tax for the years ended December 31, 2010, 2011 and 2012 was taxed in the following jurisdictions:

	Chinese Yuan (Renminbi)			U.S. Dollars
				For the Year Ended
	For the Years Ended December 31,			December 31,
	2010	2011	2012	2012
PRC	¥(431,337)	¥813,814	¥15,240,940	$2,446,340
Cayman Islands	(20,331,702)	(26,337,315)	(15,253,126)	(2,448,296)
Loss before income tax	¥(20,763,039)	¥(25,523,501)	¥(12,186)	$(1,956)

Income tax expenses

The income tax expenses (benefit) for the years ended December 31, 2010, 2011 and 2012 were as follows:

	Chinese Yuan (Renminbi)			U.S. Dollars
	For the Years Ended December 31,			For the Year Ended December 31,
	2010	2011	2012	2012
Current tax before tax loss carry forwards (set-off)	¥55,598	¥1,957,167	¥13,330,732	$2,139,730
Tax loss carry forwards (set-off)	(55,598)	162,457	59,638	9,573
Current income taxes	-	2,119,624	13,390,370	2,149,303
Deferred income taxes	(1,770,001)	(2,691,481)	(8,892,940)	(1,427,416)
Total income tax expenses (benefit)	¥(1,770,001)	¥(571,857)	¥4,497,430	$721,887

Reconciliation of income tax expenses

The reconciliation of income tax expenses computed by applying the statutory corporate income tax rate to pre-tax loss to the actual tax benefit is as follows:

	Chinese Yuan (Renminbi)
	For the Years Ended December 31,			U.S. Dollars For the Year Ended December 31,
	2010	2011	2012	2012
Income tax computed atstatutory tax rate	¥(5,190,760)	¥(6,380,875)	¥(3,046)	$(489)
Difference in tax rate of the Company outsidethe PRC	5,082,926	6,584,329	3,813,282	612,074
Effect of tax holiday for a subsidiary	43,134	(146,364)	(1,547,959)	(248,463)
Non-deductible expenses	1,278,601	887,675	2,799,105	449,287
Non-taxable income	(1,158,303)	-	-	-
Tax loss carry forward (set-off)	(55,598)	162,457	59,638	9,573
Withholding income tax for the dividends paid to Cayman Islands company	-	1,012,402	-	-
Deferred tax benefit	(1,770,001)	(2,691,481)	(623,600)	(100,095)
Income tax expenses (benefit)	¥(1,770,001)	¥(571,857)	¥4,497,430	$721,887

Components of the deferred tax assets and liabilities

The components of the deferred tax assets and liabilities were as follows:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2011	2012	2012
Deferred Tax Assets:
Net operating loss carry forwards	¥162,457	¥222,095	$35,649
Allowance for doubtful accounts and write offs	513,230	2,332,527	374,396
Inventory provision	676,177	370,070	59,400
Trade receivables	1,210,198	-	-
Accruals and others	4,566,423	4,966,115	797,117
Intangible assets impairment	-	980,504	157,382
Valuation allowance	(162,457)	(222,095)	(35,649)
Total deferred tax assets	¥6,966,028	¥8,649,216	$1,388,295

Deferred Tax Liabilities:
Inventory and work in process	¥(3,095,419)	¥-	$-
Advance from customers	(4,114,852)	-	-
Intangible assets	(792,487)	(42,900)	(6,886)
Refundable value added tax	-	(750,106)	(120,400)
Total deferred tax liabilities	¥(8,002,758)	¥(793,006)	$(127,286)

Net deferred tax assets (liabilities)	¥(1,036,730)	¥7,856,210	$1,261,009